Securities and Exchange Commission
                             Washington, DC 20549

                       Rule 23c-2 Notice of Intention to
                               Redeem Securities

                                      of

                  Merrill Lynch Municipal Strategy Fund, Inc.
                            800 Scudders Mill Road
                             Plainsboro, NJ 08536

                                   under the

                        Investment Company Act of 1940

                       Securities Act File No. 33-64311
                   Investment Company Act File No. 811-7203


(1)  Title of the class of securities to be redeemed:

          Auction Market Preferred Stock, Series A, par value of $.10 per share, liquidation preference of $25,000 per share (the "Series A AMPS").

(2)  Date on which the securities may be called or redeemed:  March 14, 2000.

          On January 18, 2000, Merrill Lynch Municipal Strategy Fund, Inc. (the "Fund") will commence a tender offer for 2,000,000 shares of its common stock (the "Tender Offer"). The Tender Offer will terminate on February 14, 2000, unless extended. As required by the Fund's Articles Supplementary (the "Articles Supplementary"), at the conclusion of such tender offer, the Fund may be required to redeem shares of its Series A AMPS in order to comply with asset coverage tests required under the Investment Company Act of 1940, as amended, and by rating agencies, each as detailed in the Articles Supplementary (collectively, the "Asset Coverage Tests"). If Series A AMPS must be redeemed, the Series A AMPS will be called for redemption pursuant to a notice mailed to each holder of Series A AMPS to be redeemed and published in The Wall Street Journal on or about February 20, 2000. On such date the Fund will deposit with The Bank of New York, the auction agent for the Series A AMPS (the "Auction Agent"), cash or securities at least equal to the redemption payment for the Series A AMPS to be redeemed along with irrevocable instructions and authority to pay the redemption price to the holders of such Series A AMPS in accordance with the Articles Supplementary. Alternatively, the Fund may establish a segregated account for the benefit of the Auction Agent with its custodian bank consisting of cash or securities at least equal to the redemption payment in accordance with the Articles Supplementary. Payment to the holders of redeemed Series A AMPS will occur on or about March 14, 2000. Pursuant to Section 4(c) of the Articles Supplementary, on the date of the irrevocable deposit of the redemption payment with the Auction Agent, or the establishment of the segregated account with the Fund's custodian, the Series A AMPS relating to such deposit will no longer be deemed outstanding.

(3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

          The Series A AMPS are to be redeemed in accordance with Section 4 of the Articles Supplementary, which document is filed as Exhibit A to this notice and is incorporated herein by reference.

(4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

          As described above, the Fund will redeem, in whole or in part, such number of Series A AMPS outstanding so as to comply with the Asset Coverage Tests. The actual number of Series A AMPS cannot currently be determined as such number is a function of the net asset value of the common stock at the time of redemption and the number of shares of common stock tendered in the Tender Offer.

          Any Series A AMPS redeemed will be redeemed in accordance with
          Section 4 of the Articles Supplementary, which provides that in the event that less than all the outstanding Series A AMPS are to be redeemed and there is more than one holder of such shares, the shares to be redeemed shall be selected by lot or such other method as the Fund may deem fair and equitable.

                                   Signature

     Pursuant to the requirements of Rule 23c-2, Merrill Lynch Municipal Strategy Fund, Inc. has duly caused this Notice of Intention to Redeem Securities pursuant to Rule 23c-2 under the Investment Company Act of 1940 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Plainsboro and the State of New Jersey on this 12 day of January 2000.

                                      MERRILL LYNCH MUNICIPAL
                                       STRATEGY FUND, INC.


                                      By:     /s/
                                           -----------------------------------
                                               Name:  Terry K. Glenn
                                               Title:    President